SEC File Number: 333-88017

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C.20549

                                 ---------------




                                   FORM 12b-25



                           NOTIFICATION OF LATE FILING




                                   (Check One)

                 [_] Form 10-K and Form 10-KSB [_] Form 11-K [_]
             Form 20-F [X] Form 10-Q and Form 10-QSB [_] Form N-SAR
                      For Period Ended: June 30, 2001




                      [_] Transition Report on Form 10-K
                      [_] Transition Report on Form 20-F
                      [_] Transition Report on Form 11-K
                      [_] Transition Report on Form 10-Q
                      [_] Transition Report on Form N-SAR
                      For the Transition Period Ended:  N/A

Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: Not Applicable

Part I - Registrant Information

         Full Name of Registrant:                     American Tissue Inc.
         Former Name if Applicable:                   Not Applicable
         Address of Principal:                        135 Engineers Road
         Executive Office (Street and Number):        Hauppauge, New York 11788


Part II - Rules 12b-25(b) and (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 10-KSB, Form 20-F, Form 11-K or Form N-SAR, or portion thereof will be filed on or before the Fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or 10-QSB, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25(C)has been attached if applicable.

Part III - Rules 12-b-25(b) and (c)

     State below in reasonable detail the reasons why the Form 10-K, 10-KSB, 20-F, 11-K, 10-Q, 10-QSB, N-SAR or the transition report or portion thereof, could not be filed within the prescribed time period.

     The Form 10-Q could not be filed within the prescribed time period due to the Registrant's inability to obtain certain of the necessary information to complete the preparation of its quarterly report on a timely basis, and accordingly complete the preparation of such report.

Part IV - Other Information

(1) Name and telephone number of person to contact in regard to this notification:

     Edward I. Stein                   (631)                      435-9000
          (Name)                    (Area Code)              (Telephone Number)

(2) Have all other periodic reports required under Section 13 of 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [x] Yes [_] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [x] Yes [ ] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                              American Tissue Inc.
                  (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:    August 15, 2001                        /s/Edward I. Stein
                                                --------------------------------
                                                Edward I. Stein
                                                Executive Vice President
                                                and Chief Financial Officer

                            ATTACHMENT TO PART IV OF

                                 FORM 12b-25 OF

                                               AMERICAN TISSUE INC.


     With respect to its Form 10-Q for the fiscal quarter ended June 30, 2001


     The Registrant estimates that its financial results for the fiscal quarter ended June 30, 2001 ("Third Quarter of 2001"), as reflected in its statement of operations to be included in its Form 10-Q for the Third Quarter of 2001, will reflect an increase of 15.5% in its revenues to approximately $146.5 million, compared to revenues of $126.8 million for the fiscal quarter ended June 30, 2000 ("Third Quarter of 2000"). The Registrant expects to report operating income of approximately $9.4 million for the Third Quarter of 2001, compared to operating income of $11.2 million for the Third Quarter of 2000. In addition, the Registrant expects to report net income of approximately $55,000 for the Third Quarter of 2001, compared to net income of $3.2 million for the Third Quarter of 2000.